INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 342
2023	182
2024	116
Amortized cost	$ 640	$ 1,082